Institutional [Member] Investment Objectives and Goals - Institutional - BlackRock Diversified Fixed Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Diversified Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Diversified Fixed Income Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide a combination of income and capital growth.